UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2006

ISIG-QTLY-0406

1.814090.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 39.1%
Fannie Mae:
4.5% 10/15/08	$8,587,000	$8,498,837
4.625% 1/15/08	57,000,000	56,714,886
4.625% 10/15/14	2,700,000	2,653,514
4.75% 12/15/10	5,000,000	4,960,435
5.5% 3/15/11	2,790,000	2,855,085
6.25% 2/1/11	575,000	600,905
6.375% 6/15/09	14,370,000	14,991,258
Federal Home Loan Bank 5.8% 9/2/08	11,605,000	11,809,886
Freddie Mac:
3.55% 11/15/07	20,000,000	19,549,040
4% 8/17/07	517,000	510,277
4.125% 4/2/07	4,501,000	4,462,138
4.25% 7/15/09	5,183,000	5,072,498
5.875% 3/21/11	475,000	490,542
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	255,854	256,537
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,677,790
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,013,461	1,066,668
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,170,296
U.S. Treasury Inflation Protected Obligations - 10.9%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	39,688,654	38,060,570
U.S. Treasury Obligations - 21.0%
U.S. Treasury Notes:
3.375% 9/15/09	17,964,000	17,223,686
3.75% 5/15/08	57,614,000	56,515,762
TOTAL U.S. TREASURY OBLIGATIONS		73,739,448
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,159,938)		248,970,314
U.S. Government Agency - Mortgage Securities - 11.5%
	Principal Amount	Value
Fannie Mae - 9.2%
3.477% 4/1/34 (a)	$143,328	$142,603
3.725% 1/1/35 (a)	109,152	107,033
3.756% 12/1/34 (a)	71,723	70,540
3.757% 10/1/33 (a)	68,290	66,696
3.791% 12/1/34 (a)	16,403	16,068
3.792% 6/1/34 (a)	308,683	296,342
3.824% 6/1/33 (a)	54,819	53,652
3.825% 1/1/35 (a)	75,332	73,861
3.847% 1/1/35 (a)	200,385	196,689
3.864% 10/1/33 (a)	1,265,000	1,238,511
3.869% 1/1/35 (a)	123,147	122,367
3.878% 6/1/33 (a)	293,349	288,089
3.901% 10/1/34 (a)	82,903	81,866
3.912% 5/1/34 (a)	21,476	21,711
3.917% 12/1/34 (a)	59,092	58,610
3.943% 11/1/34 (a)	136,679	135,181
3.959% 1/1/35 (a)	92,209	91,178
3.971% 5/1/33 (a)	28,409	28,017
3.982% 12/1/34 (a)	73,545	72,774
3.982% 12/1/34 (a)	98,158	97,163
3.983% 12/1/34 (a)	461,403	458,359
3.988% 1/1/35 (a)	55,358	54,834
4% 8/1/18	1,044,494	995,702
4.008% 12/1/34 (a)	35,702	35,354
4.012% 2/1/35 (a)	59,070	58,554
4.016% 1/1/35 (a)	129,631	128,489
4.034% 2/1/35 (a)	58,053	57,516
4.04% 10/1/18 (a)	62,344	61,238
4.05% 12/1/34 (a)	118,256	117,189
4.05% 1/1/35 (a)	56,083	55,467
4.05% 1/1/35 (a)	40,991	40,807
4.064% 4/1/33 (a)	24,755	24,658
4.082% 1/1/35 (a)	119,559	118,184
4.089% 2/1/35 (a)	114,659	113,666
4.09% 2/1/35 (a)	39,242	39,035
4.1% 2/1/35 (a)	38,913	38,580
4.109% 1/1/35 (a)	127,842	126,651
4.109% 2/1/35 (a)	232,229	230,154
4.114% 11/1/34 (a)	95,594	94,673
4.122% 1/1/35 (a)	232,583	230,519
4.123% 2/1/35 (a)	145,784	144,161
4.126% 1/1/35 (a)	122,509	121,938
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.144% 1/1/35 (a)	$181,361	$179,749
4.16% 2/1/35 (a)	114,344	113,535
4.172% 1/1/35 (a)	233,970	231,813
4.176% 11/1/34 (a)	26,826	26,601
4.177% 1/1/35 (a)	110,636	109,651
4.178% 1/1/35 (a)	148,814	145,432
4.188% 10/1/34 (a)	182,802	182,695
4.215% 3/1/34 (a)	61,856	61,012
4.25% 2/1/35 (a)	64,368	62,949
4.254% 1/1/34 (a)	163,372	161,233
4.26% 1/1/35 (a)	55,914	55,359
4.268% 2/1/35 (a)	35,676	35,307
4.285% 8/1/33 (a)	142,799	141,157
4.286% 3/1/35 (a)	59,535	58,807
4.291% 7/1/34 (a)	57,113	57,406
4.295% 3/1/33 (a)	74,642	74,116
4.315% 3/1/33 (a)	41,753	41,011
4.322% 10/1/33 (a)	29,490	28,972
4.326% 5/1/35 (a)	97,400	96,311
4.327% 12/1/34 (a)	38,384	38,303
4.339% 9/1/34 (a)	88,015	87,244
4.348% 1/1/35 (a)	65,525	64,415
4.35% 6/1/33 (a)	30,871	30,647
4.359% 4/1/35 (a)	39,312	38,794
4.36% 9/1/34 (a)	557,122	552,131
4.361% 2/1/34 (a)	168,903	166,972
4.365% 9/1/34 (a)	202,668	201,115
4.375% 1/1/35 (a)	74,203	73,099
4.393% 2/1/35 (a)	104,233	102,466
4.404% 5/1/35 (a)	200,313	196,851
4.406% 10/1/34 (a)	290,604	286,075
4.408% 11/1/34 (a)	1,001,069	988,642
4.434% 3/1/35 (a)	110,063	108,197
4.437% 10/1/34 (a)	363,593	362,693
4.44% 4/1/34 (a)	101,339	100,468
4.464% 8/1/34 (a)	218,299	215,140
4.477% 1/1/35 (a)	94,652	93,747
4.48% 5/1/35 (a)	81,040	80,058
4.507% 8/1/34 (a)	142,098	142,148
4.537% 2/1/35 (a)	68,527	67,901
4.539% 2/1/35 (a)	459,986	458,772
4.54% 7/1/36 (a)	433,994	434,749
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.545% 7/1/35 (a)	$240,321	$237,411
4.546% 7/1/34 (a)	82,852	82,398
4.559% 1/1/35 (a)	133,153	132,278
4.567% 9/1/34 (a)	241,448	240,286
4.567% 2/1/35 (a)	45,810	45,798
4.573% 4/1/33 (a)	744,710	743,876
4.58% 9/1/34 (a)	1,551,734	1,531,858
4.586% 2/1/35 (a)	225,704	222,451
4.603% 8/1/34 (a)	83,930	83,518
4.629% 9/1/34 (a)	18,793	18,733
4.648% 1/1/33 (a)	43,433	43,169
4.653% 3/1/35 (a)	30,422	30,446
4.687% 3/1/35 (a)	566,616	565,703
4.717% 3/1/35 (a)	122,377	120,632
4.723% 10/1/32 (a)	13,012	13,024
4.726% 2/1/33 (a)	11,976	11,951
4.727% 1/1/35 (a)	234,061	232,424
4.729% 7/1/34 (a)	211,689	209,535
4.74% 10/1/34 (a)	192,742	190,461
4.747% 10/1/32 (a)	17,233	17,250
4.801% 2/1/33 (a)	92,201	91,578
4.811% 12/1/32 (a)	90,251	90,684
4.811% 1/1/35 (a)	15,019	14,988
4.816% 12/1/34 (a)	74,089	73,220
4.831% 8/1/34 (a)	69,445	69,043
4.844% 11/1/34 (a)	166,968	165,152
4.873% 10/1/34 (a)	563,175	559,875
4.898% 10/1/35 (a)	173,043	171,357
4.899% 12/1/32 (a)	5,881	5,884
4.982% 11/1/32 (a)	46,585	47,031
5.031% 2/1/35 (a)	31,041	31,095
5.034% 7/1/34 (a)	39,346	39,284
5.063% 11/1/34 (a)	14,296	14,268
5.103% 9/1/34 (a)	55,114	54,886
5.104% 5/1/35 (a)	472,173	471,046
5.172% 5/1/35 (a)	204,083	203,042
5.196% 6/1/35 (a)	339,373	338,256
5.212% 8/1/33 (a)	91,937	91,097
5.28% 3/1/35 (a)	43,121	42,864
5.333% 7/1/35 (a)	42,606	42,468
5.349% 12/1/34 (a)	126,014	125,160
5.5% 1/1/09 to 6/1/20	6,500,130	6,532,405
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 5/1/16 to 10/1/16	$915,889	$933,996
6.5% 6/1/15 to 3/1/35	2,471,342	2,535,633
7% 6/1/12 to 6/1/31	584,058	602,053
8% 8/1/09	15,734	15,958
9% 2/1/13 to 8/1/21	221,865	237,989
9.5% 5/1/09 to 11/1/21	15,362	16,091
10.5% 5/1/10 to 8/1/20	45,453	49,417
11% 11/1/10 to 9/1/14	251,541	271,238
11.5% 11/1/15 to 7/15/19	187,317	205,084
12% 4/1/15	14,666	16,341
12.5% 3/1/16	9,642	10,599
		32,300,706
Freddie Mac - 1.9%
4.055% 12/1/34 (a)	71,847	71,068
4.114% 12/1/34 (a)	104,555	102,696
4.168% 1/1/35 (a)	346,638	340,411
4.278% 3/1/35 (a)	95,982	94,893
4.294% 5/1/35 (a)	162,234	160,210
4.303% 12/1/34 (a)	82,132	80,391
4.361% 2/1/35 (a)	212,881	211,119
4.44% 2/1/34 (a)	103,804	101,881
4.446% 3/1/35 (a)	93,874	91,395
4.462% 6/1/35 (a)	172,267	169,879
4.481% 3/1/35 (a)	109,270	106,508
4.488% 3/1/35 (a)	667,149	653,675
4.554% 2/1/35 (a)	170,204	167,689
4.768% 10/1/32 (a)	12,881	12,892
4.87% 3/1/33 (a)	31,913	31,573
5% 7/1/35 to 9/1/35	907,155	879,269
5.012% 4/1/35 (a)	539,140	537,489
5.077% 9/1/32 (a)	243,565	245,233
5.327% 8/1/33 (a)	49,261	50,069
5.346% 6/1/35 (a)	251,239	249,125
5.5% 11/1/20	1,186,308	1,191,029
5.635% 4/1/32 (a)	18,893	19,162
6.5% 5/1/08	29,802	30,156
7.5% 11/1/12	172,196	178,352
8% 9/1/07 to 12/1/09	61,312	61,998
8.5% 7/1/06 to 6/1/14	86,387	87,806
9% 12/1/07 to 12/1/18	75,323	79,678
9.5% 2/1/17 to 12/1/22	265,955	287,272
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
10% 1/1/09 to 6/1/20	$83,389	$89,612
10.5% 9/1/20 to 5/1/21	23,029	24,428
11% 12/1/11	1,870	2,005
11.5% 10/1/15	4,993	5,437
12% 9/1/11 to 11/1/19	22,473	24,523
12.25% 11/1/14	24,679	26,999
12.5% 8/1/10 to 6/1/19	209,791	229,977
		6,695,899
Government National Mortgage Association - 0.4%
8% 11/15/09 to 12/15/23	866,114	909,196
8.5% 5/15/16 to 3/15/17	49,615	53,462
10.5% 1/15/16 to 1/15/18	163,980	181,421
11% 10/20/13	1,938	2,081
12.5% 11/15/14	60,042	66,470
13.5% 7/15/11	9,882	11,019
		1,223,649
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,507,517)		40,220,254
Asset-Backed Securities - 1.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 4.7306% 9/25/35 (a) (Cost $3,350,000)	3,350,000	3,352,740
Collateralized Mortgage Obligations - 14.3%

U.S. Government Agency - 14.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.96% 4/25/24 (a)	2,047,616	1,990,731
Series 2003-25 Class CF, 4.9306% 3/25/17 (a)	1,435,063	1,440,729
planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	1,010,000	1,011,641
sequential pay:
Series 1993-238 Class C, 6.5% 12/25/08	2,612,338	2,630,021
Series 1999-25 Class Z, 6% 6/25/29	3,785,752	3,834,203
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.5606% 8/25/31 (a)	550,464	563,583
Series 2002-49 Class FB, 5.17% 11/18/31 (a)	797,178	808,238
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2002-60 Class FV, 5.5806% 4/25/32 (a)	$170,465	$175,906
Series 2002-68 Class FH, 5.07% 10/18/32 (a)	667,147	676,621
Series 2002-74 Class FV, 5.0306% 11/25/32 (a)	1,980,222	1,997,242
Series 2002-75 Class FA, 5.5806% 11/25/32 (a)	349,196	360,549
Series 2003-122 Class FL, 4.9306% 7/25/29 (a)	292,443	293,724
Series 2003-131 Class FM, 4.9806% 12/25/29 (a)	201,483	202,172
Series 2003-15 Class WF, 4.9306% 8/25/17 (a)	349,233	350,748
Series 2004-31 Class F, 4.8806% 6/25/30 (a)	518,093	518,718
Series 2004-33 Class FW, 4.9806% 8/25/25 (a)	500,143	501,858
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	262,499	262,402
Series 2002-16 Class PG, 6% 4/25/17	670,000	687,061
Series 2002-8 Class PD, 6.5% 7/25/30	47,780	47,682
Series 2003-91 Class HA, 4.5% 11/25/16	1,000,000	982,584
sequential pay Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,400,732
Series 2002-50 Class LE, 7% 12/25/29	68,771	69,239
Series 2005-69 Class ZL, 4.5% 8/25/25	540,957	538,812
Freddie Mac floater:
Series 2344 Class FP, 5.52% 8/15/31 (a)	318,566	325,240
Series 3028 Class FM, 4.82% 9/15/35 (a)	1,497,415	1,489,990
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.55% 1/15/32 (a)	662,962	676,591
Class PF, 5.55% 12/15/31 (a)	585,000	600,937
Series 2410 Class PF, 5.55% 2/15/32 (a)	1,333,259	1,369,037
Series 2412 Class GF, 5.52% 2/15/32 (a)	239,158	245,244
Series 2526 Class FC, 4.97% 11/15/32 (a)	600,101	603,727
Series 2530 Class FE, 5.17% 2/15/32 (a)	446,829	453,593
Series 2553 Class FB, 5.07% 3/15/29 (a)	1,440,000	1,448,653
Series 2577 Class FW, 5.07% 1/15/30 (a)	1,048,476	1,055,292
Series 2625 Class FJ, 4.87% 7/15/17 (a)	843,598	845,009
Series 2861:
Class GF, 4.87% 1/15/21 (a)	275,970	276,273
Class JF, 4.87% 4/15/17 (a)	452,440	453,488
Series 2994 Class FB, 4.72% 6/15/20 (a)	416,863	415,767
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	489,511	491,327
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2461 Class PG, 6.5% 1/15/31	$57,855	$57,905
Series 2640 Class GR, 3% 3/15/10	437,540	435,205
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	1,609,513	1,679,920
Series 2608 Class FJ, 4.97% 3/15/17 (a)	844,263	848,418
Series 2617 Class GW, 3.5% 6/15/16	1,200,662	1,168,194
Series 2630 Class MB, 4.5% 6/15/18	3,475,000	3,270,996
Series 2638 Class FA, 4.97% 11/15/16 (a)	777,624	781,318
Series 2644 Class EF, 4.92% 2/15/18 (a)	871,131	875,453
Series 2672 Class HA, 4% 9/15/16	1,448,504	1,400,548
Series 2675 Class CB, 4% 5/15/16	1,163,990	1,128,431
Series 2683 Class JA, 4% 10/15/16	1,182,859	1,143,045
Series 2866 Class N, 4.5% 12/15/18	680,000	665,760
Series 3013 Class VJ, 5% 1/15/14	1,246,558	1,234,142
Series 3018 Class ZA, 5.5% 8/15/35	46,403	46,328
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,465,000	1,428,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,737,280)		50,259,214
Commercial Mortgage Securities - 0.2%

Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.57% 3/15/32 (a) (Cost $844,732)	828,790	850,871
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.58%, dated 2/28/06 due 3/1/06) (Cost $5,534,000)	$5,534,704	$5,534,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $353,133,467)		349,187,393
NET OTHER ASSETS - 0.4%		1,426,115
NET ASSETS - 100%		$350,613,508
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $352,848,432. Net unrealized depreciation aggregated $3,661,039, of which $319,488 related to appreciated investment securities and $3,980,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2006

REHI-QTLY-0406

1.814099.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.7%
		Principal Amount	Value
Diversified Financial Services - 0.8%
Thornburg Mortgage, Inc. 8% 5/15/13		$3,400,000	$3,357,500
Wrightwood Capital LLC 9% 6/1/14 (e)		1,000,000	1,000,000
			4,357,500
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	1,005,000
Healthcare - 0.8%
Omega Healthcare Investors, Inc.:
7% 4/1/14		1,250,000	1,264,063
7% 1/15/16 (b)		1,000,000	1,002,500
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)		750,000	750,000
6.625% 10/15/14		500,000	507,500
6.75% 6/1/10		780,000	795,600
			4,319,663
Homebuilding/Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	757,500
8.125% 6/1/12		1,475,000	1,545,063
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,375,000	1,443,750
Forest City Enterprises, Inc. 6.5% 2/1/17		2,000,000	1,970,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	994,851
The Rouse Co. 5.375% 11/26/13		2,100,000	1,990,907
			8,702,071
Hotels - 0.5%
Times Square Hotel Trust 8.528% 8/1/26 (b)		2,619,537	2,967,936
Restaurants - 0.9%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,850,000	1,794,500
Trustreet Properties, Inc. 7.5% 4/1/15		3,000,000	3,037,500
			4,832,000
TOTAL NONCONVERTIBLE BONDS (Cost $25,949,675)			26,184,170
Asset-Backed Securities - 8.9%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (b)		45,005	44,555

		Principal Amount	Value
Series 2003-HE5 Class A, 7% 8/17/33 (b)		$51,171	$50,659
Series 2004-HE1 Class A, 7% 1/17/34		56,805	56,522
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.0806% 10/25/34 (b)(c)		2,014,000	1,881,627
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (b)		1,500,000	1,681,466
Argent Securities, Inc. Series 2004-W9 Class M7, 7.3806% 6/26/34 (b)(c)		1,035,000	946,985
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(b)		1,500,000	322,500
Series 1998-A Class F, 7.44% 11/15/14 (a)(b)		1,095,593	2,739
Cayman ABSC NIMS Trust:
Series 2004-HE2 Class A1, 6.75% 4/25/34 (b)		24,334	24,273
Series 2005-HE2 Class A1, 4.5% 2/25/35 (b)		398,322	390,465
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (b)		117,531	117,095
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		5,170,000	5,793,812
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (b)		4,100,000	4,501,841
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (b)		1,330,000	1,352,996
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		2,200,000	1,570,360
Series 2004-1A Class H1, 8.35% 1/28/40 (b)(c)		2,150,000	2,161,718
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (b)(c)		1,390,000	1,321,197
Series 2000-1A Class G, 6.971% 3/8/10 (b)		1,335,000	1,321,639
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.175% 11/28/39 (b)(c)		1,000,000	1,008,040
Class F, 9.675% 11/28/39 (b)(c)		1,050,000	1,054,020
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (b)		4,500,000	4,564,023
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 6.6229% 7/25/35 (b)(c)		1,700,000	1,680,688
Asset-Backed Securities - continued
		Principal Amount	Value
GSAMP Trust:
Series 2004-HE1 Class B3, 8.5806% 5/25/34 (c)		$1,305,000	$1,260,149
Series 2005-HE3 Class B3, 7.0806% 6/25/35 (c)		1,070,000	928,790
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.1306% 8/26/30 (b)(c)		550,000	545,490
Class E, 6.5806% 8/26/30 (b)(c)		1,055,000	1,051,835
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 7.3306% 4/25/35 (b)(c)		2,273,000	1,976,922
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,556,029
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)		84,523	83,678
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (b)		139,952	139,252
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.0806% 2/25/35 (b)(c)		1,943,000	1,715,222
Series 2005-WHQ1 Class M10, 7.0806% 3/25/35 (b)(c)		1,665,000	1,459,054
Taberna Preferred Funding II Ltd./Taberna Preferred Funding II, Inc. Series 2005-2A Class E1, 7.1906% 11/5/35 (b)(c)		2,843,241	2,843,241
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 7.36% 2/5/36 (b)(c)		1,960,000	1,960,000
Class E, 9.21% 2/5/36 (b)(c)		500,000	500,000
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (b)		1,460,000	1,379,388
TOTAL ASSET-BACKED SECURITIES (Cost $47,794,551)			49,248,270
Collateralized Mortgage Obligations - 8.8%

Private Sponsor - 7.8%
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (b)(c)		672,187	502,632
Class B4, 5.5% 9/25/35 (b)(c)		571,905	300,321
Class B5, 5.5% 9/25/35 (b)(c)		1,073,497	169,747
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (b)(c)		863,269	736,604
Class B4, 6.61% 7/25/32 (b)(c)		1,729,201	1,142,998

		Principal Amount	Value
Class B5, 6.61% 7/25/32 (b)(c)		$723,019	$137,401
Series 2002-R2 Class 2B4, 5.0231% 7/25/33 (b)(c)		136,340	60,039
Series 2002-R3:
Class B3, 5.75% 8/25/43 (b)		792,304	644,378
Class B4, 5.75% 8/25/43 (b)		449,916	307,706
Class B5, 5.75% 8/25/43 (b)		802,553	132,672
Series 2003-40:
Class B3, 4.5% 10/25/18		220,316	192,563
Class B4, 4.5% 10/25/18		88,126	67,763
Class B5, 4.5% 10/25/18		299,671	101,888
Series 2003-50:
Class B4, 5% 11/25/18 (b)		265,693	214,616
Class B5, 5% 11/25/18 (b)		265,693	124,876
Series 2003-R1:
Class 2B4, 5.016% 2/25/43 (b)(c)		107,074	45,894
Class 2B5, 5.016% 2/25/43 (b)(c)		506,452	73,004
Series 2003-R2 Class B3, 5.5% 5/25/43 (b)		752,942	593,638
Series 2003-R3 Class B3, 5.5% 11/25/33		715,104	559,035
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (c)		1,092,362	833,424
Class 1B4, 5.5% 11/25/34 (b)(c)		456,424	250,025
Class 1B5, 5.5% 11/25/34 (b)(c)		678,875	107,347
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7563% 9/25/19 (b)(c)		185,825	158,337
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		316,897	298,604
Class 4B4, 7% 10/25/17 (b)		95,227	79,895
Class 4B5, 7% 10/25/17 (b)		165,960	78,831
Class 4B6, 7% 10/25/17 (b)		72,898	7,289
Series 2004-5:
Class CB5, 5.064% 8/25/19 (b)(c)		180,346	128,452
Class CB6, 5.064% 8/25/19 (b)(c)		120,234	36,070
Series 2005-10 Class CB5, 5.1922% 11/25/20 (b)(c)		311,806	217,567
Series 2005-2 Class CB4, 5.2162% 3/25/35 (b)(c)		729,954	594,734
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (b)		1,170,000	1,193,560
Class H, 6.971% 3/8/10 (b)		1,835,000	1,733,156
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (b)		$264,676	$242,840
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (b)		608,187	614,839
Class B2, 7% 2/19/30 (b)		521,303	522,606
Class B4, 7% 2/19/30 (b)		67,882	39,023
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 20.77% 10/10/34 (c)		1,468,208	1,548,960
Class B7, 10.27% 10/10/34 (c)		1,423,602	1,436,919
Class B9, 16.77% 10/10/34 (c)		2,349,418	2,455,142
Series 2003-B Class B9, 16.52% 7/10/35 (b)(c)		1,670,058	1,770,262
Series 2005-A Class B6, 6.57% 3/10/37 (b)(c)		789,674	787,699
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (b)		177,638	129,169
Resix Finance Ltd. floater:
Series 2003-D Class B9, 16.07% 12/10/35 (b)(c)		481,193	507,659
Series 2004-A:
Class B7, 8.82% 2/10/36 (b)(c)		486,138	487,353
Class B9, 13.57% 2/10/36 (b)(c)		791,432	821,111
Series 2004-B:
Class B8, 9.32% 2/10/36 (b)(c)		405,097	411,173
Class B9, 12.82% 2/10/36 (b)(c)		687,496	708,121
Series 2004-C:
Class B7, 8.07% 9/10/36 (b)(c)		2,059,078	2,059,078
Class B8, 8.82% 9/10/36 (b)(c)		1,833,560	1,833,560
Class B9, 11.57% 9/10/36 (b)(c)		686,359	686,359
Series 2005-A:
Class B10, 13.07% 3/10/37 (b)(c)		493,546	488,611
Class B7, 7.57% 3/10/37 (b)(c)		1,480,638	1,451,025
Class B9, 10.32% 3/10/37 (b)(c)		1,719,514	1,676,526
Series 2005-B:
Class B7, 7.67% 6/10/37 (b)(c)		1,775,343	1,735,397

		Principal Amount	Value
Class B8, 8.47% 6/10/37 (b)(c)		$611,507	$597,748
Class B9, 10.32% 6/10/37 (b)(c)		591,781	578,466
Series 2005-C:
Class B7, 7.67% 9/10/37 (b)(c)		1,829,692	1,793,098
Class B8, 8.32% 9/10/37 (b)(c)		1,057,045	1,035,904
Class B9, 10.27% 9/10/37 (b)(c)		1,730,252	1,695,647
Series 2005-D Class B7, 8.82% 12/15/37 (b)(c)		1,694,649	1,694,649
Series 2005-Series 2005-D Class B8, 10.32% 12/15/37 (b)(c)		1,395,593	1,395,593
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (b)		430,456	407,727
TOTAL PRIVATE SPONSOR			43,437,330
U.S. Government Agency - 1.0%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41		828,822	731,030
Class B4, 7% 9/25/41		453,900	319,748
Class B5, 7% 9/25/41		1,033,005	207,892
Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.8627% 2/25/42 (b)(c)		169,254	110,750
Class 3B5, 4.8627% 2/25/42 (b)(c)		166,759	58,931
Class B4, 6% 2/25/42 (b)		1,188,635	775,599
Class B5, 6% 2/25/42 (b)		601,791	103,809
Series 2002-W6 Subordinate REMIC Pass-Through Certificate Class 3B4, 4.9556% 1/25/42 (b)(c)		134,751	65,528
Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42		2,399,838	1,936,632
Class B4, 5.75% 12/25/42		1,468,416	896,256
Class B5, 5.75% 12/25/42		1,870,684	309,247
Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.9605% 6/25/43 (c)		389,685	163,539
Class 2B5, 4.9605% 6/25/43 (c)		426,357	60,833
TOTAL U.S. GOVERNMENT AGENCY			5,739,794
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,442,160)			49,177,124
Commercial Mortgage Securities - 61.8%
		Principal Amount	Value
Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9072% 6/25/30 (b)(c)		$4,513,000	$4,667,780
Asset Securitization Corp.:
Series 1997-D4:
Class B2, 7.525% 4/14/29		675,000	711,491
Class B5, 7.525% 4/14/29		2,930,925	1,714,591
Series 1997-D5 Class PS1, 1.7211% 2/14/43 (c)(d)		23,738,169	1,042,671
Series 1997-MD7:
Class A3, 7.4549% 1/13/30 (c)		2,135,000	2,175,031
Class A4, 7.6549% 1/13/30 (c)		1,018,285	1,006,352
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWD, 6.947% 10/11/37 (b)		518,351	516,849
Class BWE, 7.226% 10/11/37 (b)		699,291	696,911
Class BWF, 7.55% 10/11/37 (b)		617,870	617,013
Class BWG, 8.155% 10/11/37 (b)		598,162	592,120
Class BWH, 9.073% 10/11/37 (b)		311,744	313,546
Class BWJ, 9.99% 10/11/37 (b)		517,208	519,139
Class BWK, 10.676% 10/11/37 (b)		405,016	408,853
Class BWL, 10.1596% 10/11/37 (b)		682,417	639,993
Series 2004-4:
Class K, 4.637% 7/10/42 (b)(c)		1,650,000	1,341,656
Class L, 4.637% 7/10/42 (b)(c)		1,690,000	1,181,680
Series 2005-4 Class H, 5.1545% 7/10/45 (b)(c)		525,000	468,654
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.37% 7/14/08 (b)(c)		3,950,000	3,949,977
Series 2005-MIB1 Class K, 6.57% 3/15/22 (b)(c)		2,310,000	2,266,847
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (b)		600,000	607,552
Series 1999-C1 Class H, 5.64% 2/14/31 (b)		1,475,030	1,238,182
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (b)		4,696,000	5,081,467

		Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(c)		$200,187	$181,289
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 4.9818% 10/25/22 (b)(c)		216,582	109,374
Capital Trust RE CDO Ltd. floater Series 2005-1A:
Class D, 6.07% 3/20/50 (b)(c)		750,000	743,400
Class E, 6.67% 3/20/50 (b)(c)		3,000,000	3,000,000
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 12.32% 12/12/13 (b)(c)		475,497	442,213
Series 1998-1:
Class F, 6.56% 5/18/30 (b)		5,000,000	5,185,187
Class H, 6.34% 5/18/30 (b)		2,000,000	1,750,208
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (b)		4,000,000	4,102,269
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (b)		7,175,000	7,314,016
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,669,805
Class H, 6% 11/17/32		4,372,000	4,419,458
Commercial Mortgage pass thru certificates Series 2001-J1A:
Class F, 6.958% 2/14/34 (b)		1,480,000	1,547,060
Class G, 6.9856% 2/14/34 (b)(c)		1,200,000	1,255,634
Commercial Mortgage Pass-Through Certificates Series 2001-J2A Class F, 7.0315% 7/16/34 (b)(c)		1,520,000	1,552,574
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		2,615,000	2,767,481
CS First Boston Mortgage Securities Corp.:
floater:
Series 1997-C2 Class H, 7.46% 1/17/35 (b)(c)		3,190,000	1,537,698
Series 2004-HC1A Class E, 8.32% 12/15/21 (b)(c)		1,000,000	999,999
Series 1997-C1 Class F, 7.5% 6/20/29 (b)(c)		1,215,000	1,320,200
Series 1997-C2 Class F, 7.46% 1/17/35 (c)		1,400,000	1,483,530
Series 1998-C1 Class F, 6% 5/17/40 (b)		12,000,000	10,659,648
Series 1998-C2:
Class F, 6.75% 11/11/30 (b)		4,000,000	4,243,418
Class G, 6.75% 11/11/30 (b)		1,065,000	1,073,817
Series 2001-CK6 Class NW, 6.08% 8/15/36 (e)		2,012,435	1,011,259
Commercial Mortgage Securities - continued
		Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2001-CP4 Class H, 6% 12/15/35 (b)		$2,470,000	$2,448,714
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		6,026,000	5,361,495
Series 2002-TFLA Class AX, 0% 11/18/12 (b)(c)(d)		4,706,224	1,412
Series 2004-CBN1 Class A, 10.633% 8/15/08 (b)		2,172,587	2,120,877
Series 2004-FL1A Class G, 7.3495% 5/15/14 (b)(c)		2,000,000	2,002,762
Series 2004-TF2A Class AX, 1.4596% 11/15/19 (b)(c)(d)		27,246,175	315,048
Series 2004-TFLA Class AX, 1.0096% 2/15/14 (b)(c)(d)		12,084,739	22,659
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	4,046,842
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31		5,785,000	5,826,547
Series 1998-CG1 Class B4, 7.1634% 6/10/31 (b)(c)		3,690,000	4,018,761
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3588% 3/13/28 (c)		2,105,000	2,290,108
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (b)		2,500,000	2,505,045
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.6996% 4/29/39 (b)(c)		16,709,002	17,050,998
weighted average coupon Series 1997-CHL1 Class D, 7.6996% 4/29/39 (b)(c)		3,713,505	3,713,505
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (b)		3,700,000	3,805,913
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1216% 7/10/45 (b)(c)		2,277,000	2,032,667
Global Signal Trust:
Series 2004-1 Class D, 5.098% 1/15/34 (b)		8,125,000	8,125,000
Series 2004-1A:
Class F, 8.08% 1/15/34 (b)(c)		780,000	806,069
Class G, 10% 1/15/34 (b)(c)		720,000	742,500
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)		5,000,000	4,850,391
Class F, 6.376% 12/15/14 (b)		2,220,000	2,198,889
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (b)		1,361,000	1,360,894

		Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class G, 5.7% 7/15/10		$4,400,000	$4,244,625
Series 1997-C2:
Class F, 6.75% 4/15/29 (c)		6,000,000	5,244,375
Class H, 5.433% 4/15/29 (c)		7,560,195	2,268,059
Series 1999-C1 Class F, 6.02% 5/15/33 (b)		7,100,000	7,150,278
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (b)(c)		1,000,000	920,000
Series 2005-GG3:
Class J, 4.685% 8/10/42 (b)(c)		900,000	762,421
Class K, 4.685% 8/10/42 (b)(c)		1,700,000	1,413,125
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.9369% 7/13/30 (b)(c)		3,736,000	4,148,547
Series 2004-GG2:
Class J, 5.067% 8/1/38 (b)(c)		420,000	359,245
Class K, 5.067% 8/1/38 (b)(c)		720,000	601,936
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,276,060
Series 1999-C7:
Class F, 6% 10/15/35 (b)		2,700,000	2,694,306
Class G, 6% 10/15/35 (b)		13,273,000	11,457,785
Class H, 6% 10/15/35 (b)		1,991,000	1,502,667
Class NR, 6% 10/15/35 (b)		6,250,000	1,609,875
Series 1999-C8:
Class G, 6% 7/15/31 (b)		1,075,000	1,061,563
Class H, 6% 7/15/31 (b)		2,045,000	1,557,268
Series 2000-C9 Class G, 6.25% 10/15/32 (b)		1,880,000	1,857,440
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (b)(c)		2,003,000	1,567,348
Class NR, 5.9957% 10/15/32 (b)(c)		2,060,795	1,014,942
Class X, 1.7078% 10/15/32 (b)(c)(d)		26,519,741	870,564
Series 2003-CB7 Class L, 5.173% 1/12/38 (b)(c)		4,096,000	3,281,920
JPMorgan Chase Commercial Mortgage Security Corp. Series 2005-PRKS Class A, 10.075% 1/15/15 (b)(c)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		2,483,000	670,410
Commercial Mortgage Securities - continued
		Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (b)(c)		$475,236	$427,713
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,548,822
Class P, 5.868% 11/15/33		1,320,000	1,026,770
Series 2002-C1 Class K, 6.428% 3/15/34 (b)		3,751,000	3,878,638
Series 2002-C2 Class M, 5.683% 7/15/35 (b)		950,000	901,164
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (b)(c)(d)		28,036,629	760,020
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,036,370
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	963,035
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	88,514	78,475
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	417,478
Class G, 4.384% 7/12/15	CAD	275,000	200,913
Class H, 4.384% 7/12/15	CAD	184,000	116,955
Class J, 4.384% 7/12/15	CAD	275,000	160,261
Class K, 4.384% 7/12/15	CAD	275,000	149,703
Class L, 4.384% 7/12/15	CAD	184,000	93,674
Class M, 4.384% 7/12/15	CAD	772,000	256,482
Series 2005-CA17:
Class E, 4.9723% 11/12/37 (c)	CAD	474,000	383,416
Class F, 4.525% 11/12/37 (c)	CAD	812,000	602,331
Class G, 4.525% 11/12/37 (c)	CAD	846,000	608,555
Class H, 4.525% 11/12/37 (c)	CAD	235,000	150,398
Class J, 4.525% 11/12/37 (c)	CAD	248,000	142,889
Class K, 4.525% 11/12/37 (c)	CAD	261,000	137,041
Class L, 4.525% 11/12/37 (c)	CAD	248,000	121,113
Class M, 4.525% 11/12/37 (c)	CAD	2,057,000	657,877
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (c)		2,350,000	2,291,689
Series 1999-C1 Class G, 6.71% 11/15/31 (b)		2,604,000	2,369,640
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (b)		1,975,000	1,924,801
Class J, 5.695% 7/12/34 (b)		700,000	678,801
Series 2004-KEY2 Class J, 5.091% 8/12/39 (b)(c)		1,665,000	1,461,325

		Principal Amount	Value
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13		$645,000	$678,737
Class G, 12.349% 10/15/13		465,000	487,669
Class X, 8.0521% 1/15/18 (c)(d)		995,306	385,020
Series 2004-C2:
Class D, 7.347% 10/15/40 (b)		1,074,000	1,031,264
Class E, 8.309% 10/15/40 (b)		441,000	423,793
Class F, 10.223% 10/15/40 (b)		772,000	742,937
Class G, 12.933% 10/15/40 (b)		497,000	470,461
Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		1,039,000	1,019,061
Class E, 8.757% 5/20/44 (b)		738,000	719,327
Class F, 10.813% 5/20/44 (b)		479,000	469,801
Class G, 10% 5/20/44 (b)		673,000	528,305
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (b)		2,010,000	2,026,821
Series 1997-RR Class G1, 7.6359% 4/30/39 (b)(c)		5,350,864	1,161,940
Series 1998-CF1 Class F, 7.35% 7/15/32 (b)		2,020,000	1,789,171
Series 1998-HF1 Class F, 7.18% 3/15/30 (b)		2,590,000	2,656,006
Series 1998-HF2:
Class F, 6.01% 11/15/30 (b)		5,935,000	6,026,092
Class G, 6.01% 11/15/30 (b)		8,985,745	9,081,361
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		2,106,170	1,226,186
Class N, 6.54% 3/15/32 (b)		1,196,930	191,883
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (b)		773,000	780,972
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (b)		9,381,364	9,590,872
Nationslink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (b)		6,500,000	6,823,700
Class G, 5% 8/20/30 (b)		1,315,000	1,200,856
Series 1999-1 Class H, 6% 1/20/31 (b)		1,340,000	1,306,152
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (b)		7,453,000	7,752,540
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (b)		5,862,000	6,407,166
Commercial Mortgage Securities - continued
		Principal Amount	Value
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 7.0486% 2/15/13 (b)(c)		$3,765,000	$4,032,469
Series 1999-NRF1 Class F, 6.074% 11/1/31 (b)		4,130,000	4,113,563
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.7717% 1/15/19 (b)(c)		460,203	9,204
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 6.9963% 5/18/32 (b)(c)		2,500,000	2,692,161
Series 2000-NL1 Class H, 6.787% 10/15/30 (b)(c)		2,900,000	2,917,559
Series 2000-C3 Class X, 1.389% 12/18/33 (b)(c)(d)		30,394,976	1,460,713
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A Class OKS, 6.47% 1/15/18 (b)(c)		1,823,000	1,827,047
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (b)(c)		1,250,000	1,104,013
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2221% 10/18/31 (b)(c)		1,600,000	1,699,797
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $312,409,301)			344,010,714
Common Stocks - 0.4%
	Shares
Homebuilding/Real Estate - 0.4%
New Century Financial Corp.	16,300	631,625
The Mills Corp.	40,000	1,581,200
TOTAL COMMON STOCKS (Cost $2,578,499)		2,212,825
Preferred Stocks - 6.4%

Convertible Preferred Stocks - 0.8%
Homebuilding/Real Estate - 0.8%
Equity Office Properties Trust Series B, 5.25%	44,300	2,219,430
Glenborough Realty Trust, Inc. Series A, 7.75%	44,029	1,103,367
Windrose Medical Properties Trust 7.50%	40,000	1,046,000
		4,368,797

	Shares	Value
Nonconvertible Preferred Stocks - 5.6%
Banks and Thrifts - 0.6%
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	66,000	$1,650,000
MFH Financial Trust I 9.50% (b)	16,845	1,768,725
		3,418,725
Homebuilding/Real Estate - 4.7%
Accredited Mortgage Loan Trust Series A, 9.75%	17,600	455,840
American Home Mortgage Investment Corp.:
Series A, 9.375%	65,000	1,690,000
Series B, 9.25%	15,000	382,200
Annaly Mortgage Management, Inc. Series A, 7.875%	81,700	2,033,513
Anworth Mortgage Asset Corp. Series A, 8.625%	49,000	1,215,200
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	435,270
Series Q, 10.10%	13,300	332,633
Series R, 10.00%	10,500	266,175
Series T, 8.00%	103,000	2,601,780
Series U, 7.75%	16,000	401,280
CBL & Associates Properties, Inc. Series B, 8.75%	5,200	269,932
Cedar Shopping Centers, Inc. 8.875%	46,400	1,238,880
CenterPoint Properties Trust Series D, 5.377%	1,000	870,000
Hersha Hospitality Trust Series A, 8.00%	38,676	974,635
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,082,500
iStar Financial, Inc. Series I, 7.50%	30,000	745,500
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,648,130
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	15,800	809,750
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	42,200	1,095,090
(depositary shares) Series L, 7.60%	44,000	1,122,000
RAIT Investment Trust:
Series A, 7.75%	39,200	961,576
Series B, 8.375%	41,005	1,041,527
Strategic Hotel Capital, Inc. 8.25%	88,000	2,252,800
Taubman Centers, Inc. Series G, 8.00%	40,000	1,028,000
		25,954,211
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Hotels - 0.3%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	$994,000
Innkeepers USA Trust Series C, 8.00%	35,000	875,000
		1,869,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,241,936
TOTAL PREFERRED STOCKS (Cost $34,807,475)		35,610,733
Floating Rate Loans - 1.9%
	Principal Amount
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 6.4079% 8/11/08 (c)	$63,103	63,655
Homebuilding/Real Estate - 1.4%
Capital Automotive (REIT) Tranche B, term loan 6.34% 12/16/10 (c)	1,000,000	1,005,000
General Growth Properties, Inc. Tranche A1, term loan 5.83% 2/24/10 (c)	2,000,000	2,000,000
Lion Gables Realty LP term loan 6.32% 9/30/06 (c)	380,911	382,815
LNR Property Corp.:
Tranche A, term loan 9.0561% 2/3/08 (c)	816,480	822,604
Tranche B, term loan 7.57% 2/3/08 (c)	3,169,028	3,196,757
Maguire Properties, Inc. Tranche B, term loan 6.32% 3/15/10 (c)	405,556	406,569
		7,813,745
Super Retail - 0.5%
The Pep Boys - Manny, Moe & Jack term loan 7.58% 1/27/11 (c)	40,000	40,600
Toys 'R' US, Inc. term loan 7.57% 12/9/08 (c)	3,000,000	2,981,250
		3,021,850
TOTAL FLOATING RATE LOANS (Cost $10,874,742)		10,899,250
Preferred Securities - 1.4%
	Principal Amount	Value
Homebuilding/Real Estate - 1.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 18.0472% 12/28/35 (b)(c)	$3,000,000	$3,317,802
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 34.124% 6/28/38 (b)(c)	2,730,000	3,360,985
Crest G-Star Ltd. Series 2001-2A Class PS, 8.1337% 2/25/32 (b)(c)	1,100,000	1,095,386
TOTAL PREFERRED SECURITIES (Cost $7,010,817)		7,774,173
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.54%, dated 2/28/06 due 3/1/06) (Cost $29,291,000)	$29,294,691	29,291,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $519,158,220)	554,408,259
NET OTHER ASSETS - 0.4%	1,999,765
NET ASSETS - 100%	$556,408,024
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a)Non-income producing - Issuer is in default.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $380,668,805 or 68.4% of net assets.

(c)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,011,259 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$1,048,063
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$1,000,000
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $519,083,931. Net unrealized appreciation aggregated $35,324,328, of which $41,775,174 related to appreciated investment securities and $6,450,846 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006